FIRST INVESTORS EQUITY FUNDS
110 Wall Street
New York, New York 10005
212-858-8000

February 2, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:         First Investors Equity Funds
File Nos. 033-46924 and 811-06618

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Equity Funds does not differ from that contained in Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on January 26, 2012.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Equity Funds